EQUITY - Treasury stocks (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital
Equity at beginning of period	R$ 24,274,653	R$ 31,970,383	R$ 33,254,534
Repurchases		95,370	189,071
Exercise of stock options	19,682	5,560	35,902
Transfer of shares		205,800
Equity at end of period	R$ 23,893,941	R$ 24,274,653	R$ 31,970,383
Investments and working capital reserve
Investments and working capital reserve, annual percentage	5.00%
Common shares
Capital
Number of shares outstanding at beginning of the year	571,929,945	571,929,945	571,929,945
Repurchases	0	0	0
Exercise of stock options	0	0	0
Transfer of shares	0	0	0
Number of shares outstanding at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Capital
Number of shares outstanding at beginning of the year	1,137,018,570	1,114,744,538	1,132,613,562
Repurchases		10,000,000	19,923,200
Exercise of stock options	308,614	2,274,032	2,054,176
Transfer of shares		30,000,000
Number of shares outstanding at end of period	1,137,327,184	1,137,018,570	1,114,744,538
Treasury Stocks
Capital
Equity at beginning of period	R$ (98,746)	R$ (383,363)	R$ (233,142)
Repurchases		95,343	186,033
Exercise of stock options	22,661	10,461	35,812
Transfer of shares		369,499
Equity at end of period	R$ (76,085)	R$ (98,746)	R$ (383,363)
Average acquisition cost	R$ 8.68	R$ 10.89	R$ 12.24
Treasury Stocks | Common shares
Capital
Number of shares outstanding at beginning of the year	1,697,538	1,697,538	1,697,538
Repurchases		0	0
Exercise of stock options	0	0	0
Transfer of shares		0
Number of shares outstanding at end of period	1,697,538	1,697,538	1,697,538
Equity at beginning of period	R$ 557	R$ 557	R$ 557
Repurchases		0	0
Exercise of stock options	0	0	0
Transfer of shares		0
Equity at end of period	R$ 557	R$ 557	R$ 557
Treasury Stocks | Preferred shares
Capital
Number of shares outstanding at beginning of the year	9,012,675	31,286,707	13,417,683
Repurchases		10,000,000	19,923,200
Exercise of stock options	(308,614)	(2,274,032)	(2,054,176)
Transfer of shares		(30,000,000)
Number of shares outstanding at end of period	8,704,061	9,012,675	31,286,707
Equity at beginning of period	R$ 98,189	R$ 382,806	R$ 232,585
Repurchases		95,343	186,033
Exercise of stock options	(22,661)	(10,461)	(35,812)
Transfer of shares		(369,499)
Equity at end of period	R$ 75,528	R$ 98,189	R$ 382,806